OTHER (LOSSES) GAINS (Tables)	12 Months Ended
Dec. 31, 2022
OTHER (LOSSES) GAINS
Schedule of other (losses) and gains

	01.01.2022	01.01.2021	01.01.2020
Description	12.31.2022	12.31.2021	12.31.2020
	ThCh$	ThCh$	ThCh$

Other gains and losses*	(24,983,899)	—	287
Total	(24,983,899)	—	287
* During the first half of 2022, losses of CLP 24,982,887 thousand were recorded due to the sale of a receivable owned by Embotelladora Andina S.A. to a financial institution at a discount. The receivable of Embotelladora Andina was originally generated as a result of dividends from subsidiaries declared in Argentinian pesos.